Accounts Receivable and Allowance for Uncollectible Accounts (Details 1) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, Beginning		$ 183	$ 239
Provision	$ 134	(41)	(56)	$ 78
Bad debt write-off		(139)	(102)
Recovery of previously written-off accounts		0	(31)
Balance, Ending		$ 142	$ 183	$ 239